Short-Term Loans (Tables)	6 Months Ended
Dec. 31, 2025
Short-Term Loans [Abstract]
Schedule of Short-Term Loans	The bank loans consisted of the following:
	December 31, 2025	June 30, 2025
	(Unaudited)	(Audited)
Loans from financial institutions	$-	$389,741